Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	As of March 31,
	2023	2022

Computer equipment	$5,791	$5,352
Office equipment, fixtures and furniture	16,578	37,119
Subtotal	22,369	42,471
Less: Accumulated depreciation	(17,597)	(35,464)
Total	$4,772	$7,007